GENERAL AND ADMINISTRATIVE EXPENSES	3 Months Ended
Mar. 31, 2019
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
18.	GENERAL AND ADMINISTRATIVE EXPENSES

	March 31 2019	March 31 2018
	$	$
Professional, director and consulting fees	1,074,927	1,550,409
Investor relations and media	584,828	347,769
Wages and benefits	1,397,501	381,612
Office and general	1,028,916	256,827
Travel and accommodations	55,308	75,389
Total general and administrative expenses	4,141,480	2,612,006